Event occurring after the reporting period	12 Months Ended
Dec. 31, 2025
Event occurring after the reporting period [Abstract]
Event occurring after the reporting period
31.	Event occurring after the reporting period

The following significant events occurred after December 31, 2025:

On April 10, 2026, the Group disposed of its unlisted investments, which were classified as current financial assets measured at fair value through profit or loss, at an aggregate disposal value of US$184,000. A fair value loss of RMB127.9 million was recognized in the consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2025.